Related Parties	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Parties
19	Related parties

(a)	Key management remuneration
The total remuneration (salaries and benefits) of key management personnel, including the Executive Committee, amounted to R$ 21,003, including profit-sharing compensation (2020—R$ 3,987) for the year ended December 31, 2021.
Accordingly, to Vinci internal policy, the key management is entitled to receive a profit-sharing compensation for the current year, which was paid in January 2022, after the Management approval. As informed in Note 12, Vinci accrued a provision for profit sharing for the Group as of December 31, 2021.

(b)	Receivables from related parties
The Entity receivables from related parties as of December 31, 2021 and 2020, as shown in the table below:

	12/31/2021	12/31/2020
Telecom Investimentos S.A.	80	80
Vinci Infra Investimentos V2I S.A.	64	49
Maranello Empreend. e Participações S.A.	1	1
Cagliari Participações S.A.	4	4
Grassano Participações SA	—	53
Accadia Participações AS	75	51
Norcia Participações SA	39	22
Personal Care Participações SA	1	—
Mental Health Participacões SA	1	—

	265	260

(c)	Prepayments to employees
As presented in note 6(i), Vinci may advance payments to its employees, in which the amount is rated at the interest rate of the Interbank Deposit Certificate (CDI).